Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

	2025	2024
	$m	$m
Goodwill	4,419	4,118
Other intangible assets[1]	8,688	8,266
At 31 Dec	13,107	12,384
1Included within other intangible assets is internally generated software with a net carrying amount of $7.5bn (2024: $7.1bn). During the year, capitalisation of internally generated software was $3.0bn (2024: $2.5bn), impairment was $0.4bn (2024: impairment of $67m) and amortisation was $2.4bn (2024: $2.0bn).

Disclosure of reconciliation of changes in intangible assets and goodwill

Movement analysis of goodwill
	2025	2024
	$m	$m
Gross amount
At 1 Jan	18,626	19,560
Exchange differences	1,438	(962)
Reclassified to held for sale and additions[1]	(78)	28
At 31 Dec	19,986	18,626
Accumulated impairment losses
At 1 Jan	(14,508)	(15,237)
Exchange differences	(1,059)	716
Reclassified to held for sale[1]	—	13
At 31 Dec	(15,567)	(14,508)
Net carrying amount at 31 Dec	4,419	4,118
1For the year ended 31 December 2025, this includes goodwill reclassified to held for sale associated with the sale of HSBC Life (UK) Limited, the sale of HSBC
Assurance Vie (France), the sale of the retail banking business of The Hongkong and Shanghai Banking Corporation Limited, Sri Lanka branch, and the sale of the custody business and private banking business in Germany. For the year ended 31 December 2024, this includes goodwill arising from the acquisition of
Silkroad, offset by goodwill reclassified to held for sale associated with the sales of HSBC Bank Armenia, the private banking business in Germany, and the planned sale of HSBC Assurances Vie (France). For further details, see Note 23.

Disclosure of key assumption in value in use calculation

Key assumptions in VIU calculation – significant CGUs at 1 October 2025[1]
	Carrying amount at 1 Oct 2025	of which goodwill	Value in use at 1 Oct 2025	Discount rate	Growth rate beyond initial cash flow	Carrying amount at 1 Oct 2024	of which goodwill	Value in use at 1 Oct 2024	Discount rate	Growth rate beyond initial cash flow projections
	$m	$m	$m	%	%	$m	$m	$m	%	%
HSBC UK Bank plc – UK	29,022	2,639	82,529	9.3	2.1	N/A	N/A	N/A	N/A	N/A
HSBC UK Bank plc – WPB	N/A	N/A	N/A	N/A	N/A	12,785	2,843	27,118	10.6	2.0
1Following change in the Group’s reportable segments effective from 1 January 2025 the Group’s CGUs are the Group’s reportable segments subdivided by main legal entities.